UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 33.7%
	Face Amount	Value
CONSUMER DISCRETIONARY — 2.6%
Daimler Finance North America
2.000%, 07/06/21(A)	$300,000	$300,911
Dollar General
3.250%, 04/15/23	300,000	315,359
Ford Motor Credit
5.875%, 08/02/21	300,000	345,979
General Motors Financial
3.700%, 05/09/23	250,000	255,361

		1,217,610

CONSUMER STAPLES — 3.4%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	300,000	365,436
ConAgra Foods
3.200%, 01/25/23	235,000	245,233
Kraft Heinz Foods
5.000%, 06/04/42	300,000	351,327
Mead Johnson Nutrition
4.125%, 11/15/25	300,000	329,883
Walgreens Boots Alliance
2.700%, 11/18/19	300,000	310,727

		1,602,606

ENERGY — 2.3%
Cenovus Energy
5.700%, 10/15/19	250,000	265,492
Enterprise Products Operating
3.950%, 02/15/27	300,000	316,083
Kerr-McGee
7.125%, 10/15/27	250,000	276,757
Western Gas Partners
2.600%, 08/15/18	220,000	219,403

		1,077,735

FINANCIALS — 13.7%
Aon
3.875%, 12/15/25	200,000	214,072
Ares Capital
4.875%, 11/30/18	500,000	521,046
Bank of America MTN
4.000%, 01/22/25	300,000	311,635
Brookfield Finance
4.250%, 06/02/26	250,000	257,885
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(A)	400,000	527,136
Citigroup
4.750%, 05/18/46	250,000	262,710
Crown Castle Towers
3.222%, 05/15/22(A)	300,000	308,100
Goldman Sachs Group
3.500%, 01/23/25	300,000	312,257

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Huntington National Bank
2.200%, 11/06/18	$300,000	$304,003
Legg Mason
5.625%, 01/15/44	250,000	266,156
Morgan Stanley MTN
4.875%, 11/01/22	300,000	331,224
National Retail Properties
3.900%, 06/15/24 ‡	300,000	318,256
PNC Bank
1.800%, 11/05/18	300,000	303,564
Regions Financial
3.200%, 02/08/21	250,000	258,292
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	302,407
TIAA Asset Management Finance
4.125%, 11/01/24(A)	800,000	845,341
Unum Group
3.000%, 05/15/21	250,000	256,692
Vornado Realty
5.000%, 01/15/22 ‡	300,000	328,813
Wells Fargo
7.980%, 03/15/18(B)	300,000	318,375

		6,547,964

INDUSTRIALS — 4.1%
Air Lease
5.625%, 04/01/17	250,000	255,938
American Airlines Pass-Through
Trust, Ser 2015-1
3.700%, 05/01/23	544,957	540,869
Masco
6.500%, 08/15/32	250,000	273,750
Ryder System MTN
3.450%, 11/15/21	300,000	311,035
Spirit AeroSystems
3.850%, 06/15/26	250,000	264,198
Transurban Finance
4.125%, 02/02/26(A)	300,000	322,571

		1,968,361

INFORMATION TECHNOLOGY — 1.0%
FLIR Systems
3.125%, 06/15/21	250,000	259,518
Oracle
4.125%, 05/15/45	200,000	209,013

		468,531

MATERIALS — 2.9%
Dow Chemical
4.375%, 11/15/42	200,000	205,683
Martin Marietta Materials
6.250%, 05/01/37	250,000	282,270

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
Nucor
5.200%, 08/01/43	$300,000	$347,760
Solvay Finance America
4.450%, 12/03/25(A)	250,000	272,032
Yara International
3.800%, 06/06/26(A)	250,000	264,100

		1,371,845

TELECOMMUNICATION SERVICES — 2.0%
AT&T
3.950%, 01/15/25	300,000	323,827
Unison Ground Lease Funding
2.981%, 03/15/20(A)	300,000	294,929
Verizon Communications
4.272%, 01/15/36	300,000	313,618

		932,374

UTILITIES — 1.7%
AEP Texas Central
3.850%, 10/01/25(A)	300,000	324,327
Berkshire Hathaway Energy
4.500%, 02/01/45	200,000	229,970
Emera US Finance
4.750%, 06/15/46(A)	250,000	275,325

		829,622

Total Corporate Obligations (Cost $15,424,091)		16,016,648

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 20.7%
FHLMC
3.500%, 11/01/44	1,655,208	1,747,513
3.000%, 02/01/45	1,317,102	1,370,615
2.500%, 02/01/30	819,592	850,525
FHLMC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	500,000	519,341
FNMA
4.500%, 02/01/41	1,792,694	1,958,918
4.000%, 03/01/35	733,485	788,703
4.000%, 01/01/42	1,339,911	1,442,283
GNMA, Ser 2011-143, Cl AB
3.866%, 03/16/33(B)	149,865	150,156
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	968,690	995,027

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $9,713,515)		9,823,081

U.S. TREASURY OBLIGATIONS — 17.0%
U.S. Treasury Bonds
4.625%, 02/15/40	600,000	894,985
3.750%, 08/15/41	1,150,000	1,526,624
3.000%, 05/15/45	525,000	616,875

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
U.S. Treasury Notes
2.625%, 11/15/20	$750,000	$801,592
2.000%, 05/31/21	1,250,000	1,306,592
1.500%, 12/31/18	1,000,000	1,018,984
0.875%, 10/15/18	1,000,000	1,004,023
0.750%, 04/15/18	900,000	901,195

Total U.S. Treasury Obligations (Cost $7,740,982)		8,070,870

MORTGAGE-BACKED SECURITIES — 11.4%
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	400,000	450,659
Commercial Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46(A)	400,000	435,504
Commercial Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/47	400,000	428,216
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M1
2.488%, 10/25/28(B)	246,721	250,055
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M1
1.943%, 01/25/29(B)	250,000	250,815
FREMF Mortgage Trust, Ser 2012-K21, Cl B
3.938%, 07/25/45(A)(B)	280,000	301,255
JPMorgan Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45(A)(B)	363,967	373,188
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	400,000	411,500
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A2
2.916%, 02/15/47	400,000	414,159
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	500,000	551,553
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45(A)(B)	355,803	366,116
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45(A)(B)	410,261	423,050
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45(A)(B)	289,949	294,903
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30(A)(B)	446,304	455,975

Total Mortgage-Backed Securities (Cost $5,339,831)		5,406,948

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2016 (Unaudited)

ASSET-BACKED SECURITIES — 10.2%
	Face Amount	Value
CNH Equipment Trust, Ser 2015-B, Cl B
2.230%, 10/17/22	$450,000	$454,447
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28(A)	84,375	80,806
Diamond Head Aviation, Ser 2015-1, Cl A
3.810%, 07/14/28(A)	326,021	323,568
Domino’s Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/42(A)	205,122	211,127
ECAF, Ser 2015-1A, Cl A1
3.473%, 06/15/40(A)	342,169	335,219
Flagship Credit Auto Trust, Ser 2016-1, Cl A
2.770%, 12/15/20(A)	333,369	335,826
SBA Small Business Investment, Ser 2015-10A, Cl 1
2.517%, 03/10/25	990,644	1,019,889
SCF Equipment Trust, Ser 2016-1A, Cl A
3.620%, 11/20/21(A)	288,220	288,792
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30(A)	224,140	224,570
TCF Auto Receivables Owner Trust, Ser 2014-1A, Cl A3
1.000%, 09/17/18(A)	214,474	214,375
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/35	476,971	491,084
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/21(A)	500,000	499,915
Wendys Funding, Ser 2015-1A, Cl A2I
3.371%, 06/15/45(A)	372,188	373,188

Total Asset-Backed Securities (Cost $4,815,117)		4,852,806

SOVEREIGN DEBT — 3.2%
Province of Ontario Canada
1.625%, 01/18/19	1,000,000	1,013,186
Province of Quebec Canada
2.500%, 04/20/26	500,000	517,570

Total Sovereign Debt (Cost $1,505,389)		1,530,756

U.S. GOVERNMENT AGENCY OBLIGATION — 1.1%
	Face Amount	Value
FFCB
2.670%, 05/12/27	$500,000	$500,672

(Cost $500,000)		500,672

Total Investments — 97.3% (Cost $45,038,925)@		$46,201,781

Percentages based on Net Assets of $47,496,819.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2016 was $9,272,149 and represented 19.5% of Net Assets.

(B)	Floating rate security — The rate reported is the rate in effect on July 31, 2016.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of July 31, 2016, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, there was a transfer between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

@ At July 31, 2016, the tax basis cost of the Fund’s investments was $45,038,925, and the unrealized appreciation and depreciation were $1,205,238 and $(42,382), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-001-0300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 33.7%
	Face Amount	Value
U.S. Treasury Notes
2.750%, 12/31/17	$2,000,000	$2,058,984
2.625%, 01/31/18	1,200,000	1,235,297
2.625%, 04/30/18	250,000	258,486
1.500%, 12/31/18	500,000	509,492
1.375%, 09/30/18	150,000	152,203
1.000%, 12/15/17	1,000,000	1,004,922
1.000%, 02/15/18	2,000,000	2,010,468
0.875%, 01/15/18	1,200,000	1,203,843
0.875%, 01/31/18	1,250,000	1,254,199
0.875%, 03/31/18	3,000,000	3,010,313
0.875%, 10/15/18	1,300,000	1,305,230
0.750%, 10/31/17	1,200,000	1,201,781
0.750%, 04/15/18	2,350,000	2,353,120

Total U.S. Treasury Obligations (Cost $17,482,238)		17,558,338

CORPORATE OBLIGATIONS — 31.7%
CONSUMER DISCRETIONARY — 1.7%
Daimler Finance North America
1.500%, 07/05/19(A)	250,000	249,906
Ford Motor Credit
2.021%, 05/03/19	250,000	252,149
General Motors Financial
3.100%, 01/15/19	200,000	204,498
Toyota Motor Credit MTN
2.100%, 01/17/19	10,000	10,225
2.050%, 01/12/17	150,000	150,752

		867,530

CONSUMER STAPLES — 3.0%
Anheuser-Busch InBev Finance
1.900%, 02/01/19	250,000	254,031
Campbell Soup
3.050%, 07/15/17	250,000	254,725
ConAgra Foods
2.100%, 03/15/18	250,000	252,092
Kraft Heinz Foods
2.000%, 07/02/18(A)	300,000	304,266
Suntory Holdings
2.550%, 09/29/19(A)	250,000	255,450
Walgreens Boots Alliance
2.700%, 11/18/19	250,000	258,940

		1,579,504

ENERGY — 4.3%
Anadarko Petroleum
6.375%, 09/15/17	64,000	67,101
BP Capital Markets
1.676%, 05/03/19	350,000	353,429
Canadian Natural Resources
5.700%, 05/15/17	250,000	257,183

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Cenovus Energy
5.700%, 10/15/19	$250,000	$265,492
Chevron
1.561%, 05/16/19	250,000	252,393
Columbia Pipeline Group
2.450%, 06/01/18	300,000	302,211
Devon Energy
6.300%, 01/15/19	200,000	217,152
Shell International Finance BV
2.000%, 11/15/18	10,000	10,177
1.900%, 08/10/18	5,000	5,074
Southern Natural Gas
5.900%, 04/01/17(A)	250,000	257,207
Western Gas Partners
2.600%, 08/15/18	225,000	224,390

		2,211,809

FINANCIALS — 11.4%
American Tower
4.500%, 01/15/18‡	250,000	261,165
Ares Capital
4.875%, 11/30/18	500,000	521,047
Bank of America MTN
2.650%, 04/01/19	250,000	256,348
Bank of Nova Scotia
2.050%, 06/05/19	250,000	254,069
Camden Property Trust
5.700%, 05/15/17‡	250,000	257,890
Citigroup
2.550%, 04/08/19	250,000	255,985
Citizens Bank MTN
2.500%, 03/14/19	250,000	254,208
Discover Bank
2.600%, 11/13/18	400,000	406,569
First Republic Bank
2.375%, 06/17/19	250,000	252,466
Goldman Sachs Group
5.950%, 01/18/18	250,000	266,012
Huntington National Bank
2.200%, 11/06/18	300,000	304,003
JPMorgan Chase
2.200%, 10/22/19	250,000	255,258
KeyBank
2.350%, 03/08/19	300,000	306,229
Morgan Stanley
1.875%, 01/05/18	250,000	251,617
PNC Bank
1.800%, 11/05/18	300,000	303,564
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	302,407

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JULY 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Santander Holdings USA
2.700%, 05/24/19	$250,000	$251,769
Suncorp-Metway MTN
2.100%, 05/03/19(A)	250,000	251,826
Toronto-Dominion Bank MTN
1.950%, 01/22/19	250,000	254,036
Wells Fargo MTN
1.582%, 07/22/20(B)	500,000	501,929

		5,968,397

INDUSTRIALS — 2.8%
Air Lease
5.625%, 04/01/17	250,000	255,938
Aviation Capital Group
3.875%, 09/27/16(A)	300,000	300,750
Caterpillar
5.700%, 08/15/16	100,000	100,168
Caterpillar Financial Services MTN
1.625%, 06/01/17	50,000	50,263
Emerson Electric
5.125%, 12/01/16	100,000	101,286
Fortive
2.350%, 06/15/21(A)	250,000	255,255
John Deere Capital MTN
5.350%, 04/03/18	100,000	107,249
2.000%, 01/13/17	10,000	10,054
1.850%, 09/15/16	5,000	5,006
Stanley Black & Decker
2.451%, 11/17/18	250,000	255,894

		1,441,863

INFORMATION TECHNOLOGY — 1.1%
Amphenol
2.550%, 01/30/19	50,000	50,814
FLIR Systems
3.125%, 06/15/21	250,000	259,518
Thomson Reuters
6.500%, 07/15/18	250,000	273,363

		583,695

MATERIALS — 2.5%
Eastman Chemical
2.700%, 01/15/20	250,000	257,949
Glencore Finance Canada
2.700%, 10/25/17(A)	200,000	200,900
Martin Marietta Materials
6.600%, 04/15/18	250,000	268,224
Nucor
5.850%, 06/01/18	250,000	268,531
Vulcan Materials
7.500%, 06/15/21	250,000	302,499

		1,298,103

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TELECOMMUNICATION SERVICES — 1.8%
AT&T
2.300%, 03/11/19	$250,000	$255,489
Unison Ground Lease Funding
2.981%, 03/15/20(A)	400,000	393,238
Vodafone Group
5.450%, 06/10/19	250,000	275,851

		924,578

UTILITIES — 3.1%
Baltimore Gas & Electric
3.500%, 11/15/21	300,000	321,477
Dominion Resources
2.962%, 07/01/19	250,000	256,564
Duke Energy
1.625%, 08/15/17	250,000	251,134
Emera US Finance
2.700%, 06/15/21(A)	250,000	255,894
NextEra Energy Capital Holdings
1.586%, 06/01/17	250,000	250,799
United Utilities
4.550%, 06/19/18	250,000	260,922

		1,596,790

Total Corporate Obligations (Cost $16,327,638)		16,472,269

ASSET-BACKED SECURITIES — 13.5%
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A2A
1.420%, 10/08/19	400,000	400,595
CARDS II Trust, Ser 2016-1A, Cl A
1.207%, 07/15/21(A)(B)	500,000	500,000
CarMax Auto Owner Trust, Ser 2014-2, Cl C
2.080%, 01/15/20	400,000	402,250
CarMax Auto Owner Trust, Ser 2014-1, Cl A3
0.790%, 10/15/18	121,125	121,034
Citibank Credit Card Issuance Trust, Ser 2008-A1, Cl A1
5.350%, 02/07/20	225,000	239,224
CNH Equipment Trust, Ser 2015-B, Cl B
2.230%, 10/17/22	300,000	302,965
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28(A)	84,375	80,806
Diamond Head Aviation, Ser 2015-1, Cl A
3.810%, 07/14/28(A)	326,021	323,568
Domino’s Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/42(A)	293,031	301,610

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JULY 31, 2016 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Drive Auto Receivables Trust, Ser 2016-BA, Cl B
2.560%, 06/15/20(A)	$250,000	$251,654
ECAF, Ser 2015-1A, Cl A1
3.473%, 06/15/40(A)	256,627	251,414
First Investors Auto Owner Trust, Ser 2015-2A, Cl A1
1.590%, 12/16/19(A)	99,080	98,934
Flagship Credit Auto Trust, Ser 2016-1, Cl A
2.770%, 12/15/20(A)	416,711	419,782
Flagship Credit Auto Trust, Ser 2014-1, Cl B
2.550%, 02/18/20(A)	165,000	164,262
Ford Credit Auto Owner Trust, Ser 2012-C, Cl C
1.690%, 04/15/18	375,000	375,331
Ford Credit Auto Owner Trust, Ser 2014-B, Cl A3
0.900%, 10/15/18	271,557	271,557
Master Credit Card Trust II, Ser 2016-1A, Cl B
1.930%, 09/23/19(A)	300,000	299,822
SCF Equipment Trust, Ser 2016-1A, Cl A
3.620%, 11/20/21(A)	288,220	288,792
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30(A)	224,140	224,570
TAL Advantage, Ser 2013-1A, Cl A
2.830%, 02/22/38(A)	329,167	314,786
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl B
2.490%, 04/15/21(A)	400,000	406,739
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/21(A)	500,000	499,915
Wendys Funding, Ser 2015-1A, Cl A2I
3.371%, 06/15/45(A)	372,188	373,188
World Omni Auto Receivables Trust, Ser 2013-B, Cl A3
0.830%, 08/15/18	104,513	104,467

Total Asset-Backed Securities (Cost $7,030,393)		7,017,265

MORTGAGE-BACKED SECURITIES — 9.2%
Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Cl A1
1.392%, 07/10/47	278,359	279,142
Commercial Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/47	250,000	259,806
Commercial Mortgage Trust, Ser 2012-CR2, Cl A2
2.025%, 08/15/45	135,326	135,912

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M1
2.488%, 10/25/28(B)	$246,721	$250,055
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M1
1.943%, 01/25/29(B)	250,000	250,815
FREMF Mortgage Trust, Ser 2011-K703, Cl B
4.881%, 07/25/44(A)(B)	380,000	397,006
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43(A)	37,542	39,453
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A2
2.924%, 01/10/47	135,000	138,600
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.608%, 06/15/43(A)	365,807	391,427
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/46(A)	370,160	386,077
JPMorgan Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45(A)(B)	363,967	373,188
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A2
3.001%, 10/15/46	155,000	159,324
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	267,000	274,676
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A1
1.313%, 10/15/46	137,986	138,179
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A1
1.250%, 11/15/18	138,395	138,270
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45(A)(B)	289,949	294,903
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/63	405,000	407,464
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A1
1.413%, 08/15/47	268,310	268,951
WFRBS Commercial Mortgage Trust, Ser 2013-C18, Cl A1
1.191%, 12/15/46	194,671	194,589

Total Mortgage-Backed Securities (Cost $4,784,287)		4,777,837

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JULY 31, 2016 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
	Face Amount	Value
FHLMC
0.750%, 04/09/18	$1,000,000	$999,726
FNMA
1.250%, 04/26/19	250,000	250,045
0.875%, 07/27/18	1,000,000	998,478
0.850%, 07/13/18	1,000,000	999,159

Total U.S. Government Agency Obligations (Cost $3,246,860)		3,247,408

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.4%
FHLMC
6.000%, 01/01/37	1,841	2,098
6.000%, 11/01/37	6,104	7,010
5.500%, 07/01/34	8,580	9,669
4.000%, 03/01/39	17,839	19,125
FNMA
6.000%, 05/01/36	1,529	1,749
6.000%, 08/01/36	1,367	1,559
6.000%, 11/01/37	5,206	5,939
5.500%, 07/01/38	7,491	8,426
GNMA
8.000%, 05/15/30	699	702
6.000%, 03/15/32	3,119	3,638
6.000%, 09/15/33	13,273	15,490
6.000%, 09/15/37	7,469	8,521
5.500%, 06/15/38	7,029	7,929
5.000%, 06/15/33	5,934	6,681
GNMA, Ser 2011-143, Cl AB
3.866%, 03/16/33(B)	149,865	150,156
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	968,690	995,027

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $1,248,325)		1,243,719

SOVEREIGN DEBT — 2.0%
Province of Ontario Canada
1.625%, 01/18/19	1,000,000	1,013,186

(Cost $1,006,857)		1,013,186

MUNICIPAL BOND — 0.6%
Oregon State, Facilities Authority, Ser B
2.100%, 04/01/17	300,000	300,981

(Cost $300,000)		300,981

Total Investments — 99.4% (Cost $51,426,598)@		$51,631,003

Percentages based on Net Assets of $51,937,710.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2016 was $9,406,588 and represented 18.1% of Net Assets.

(B)	Floating rate security — The rate reported is the rate in effect on July 31, 2016.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of July 31, 2016, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, there was a transfer between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

@ At July 31, 2016, the tax basis cost of the Fund’s investments was $51,426,598, and the unrealized appreciation and depreciation were $270,225 and $(65,820), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-002-0300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%†
	Shares	Value
CONSUMER DISCRETIONARY — 18.2%
Amazon.com *	670	$508,403
AMC Networks, Cl A *	2,140	118,470
Comcast, Cl A	9,985	671,490
Discovery Communications, Cl A *	6,560	164,590
Hasbro	1,860	151,088
Helen of Troy *	2,180	217,150
Home Depot	1,930	266,803
International Game Technology	7,020	146,718
JC Penney *	13,830	133,598
Lowe’s	4,390	361,210
Michael Kors Holdings *	3,070	158,780
Mohawk Industries *	1,070	223,566
O’Reilly Automotive *	1,205	350,209
Pool	2,985	305,306
Scripps Networks Interactive, Cl A	2,010	132,781
ServiceMaster Global Holdings *	7,075	267,647
Target	3,545	267,045
Texas Roadhouse, Cl A	2,930	138,355
Walt Disney	2,630	252,349

		4,835,558

CONSUMER STAPLES — 10.9%
Blue Buffalo Pet Products *	5,560	142,781
Clorox	2,560	335,539
CVS Health	4,815	446,447
Dr Pepper Snapple Group	3,140	309,321
Hormel Foods	6,590	246,137
Ingredion	1,590	211,852
Kroger	9,020	308,394
Spectrum Brands Holdings	2,330	300,034
Sysco	5,890	305,043
Tyson Foods, Cl A	4,000	294,399

		2,899,947

ENERGY — 1.2%
Rowan, Cl A	3,780	57,607
Tesoro	1,550	118,033
World Fuel Services	3,165	150,654

		326,294

FINANCIALS — 4.0%
Boston Properties ‡	1,500	213,195
E*TRADE Financial *	4,495	112,735
Eaton Vance	6,030	227,994
Gaming and Leisure Properties ‡	3,990	142,962
Morgan Stanley	6,480	186,170

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Tanger Factory Outlet Centers ‡	4,471	$186,620

		1,069,676

HEALTH CARE — 20.5%
Amgen	3,980	684,679
Biogen *	1,640	475,485
Cardinal Health	2,390	199,804
Centene *	3,090	218,000
Charles River Laboratories International *	2,480	218,067
Cigna	1,830	235,997
Express Scripts Holding *	2,870	218,321
Gilead Sciences	6,310	501,456
ICON *	1,830	142,136
Jazz Pharmaceuticals *	2,125	320,811
Laboratory Corp of America Holdings *	1,010	140,956
McKesson	1,525	296,704
Molina Healthcare *	3,140	178,383
Prestige Brands Holdings *	3,790	202,765
Regeneron Pharmaceuticals *	655	278,454
Shire ADR	712	138,213
United Therapeutics *	1,830	221,448
UnitedHealth Group	4,520	647,263
Vertex Pharmaceuticals *	1,245	120,765

		5,439,707

INDUSTRIALS — 7.9%
Caterpillar	3,320	274,763
Copart *	2,670	134,675
Crane	2,260	140,798
Cummins	1,520	186,610
Deere	3,165	245,952
Eaton	4,495	285,028
EMCOR Group	4,010	223,357
JetBlue Airways *	5,920	108,514
PACCAR	4,200	247,674
United Rentals *	3,165	252,156

		2,099,527

INFORMATION TECHNOLOGY — 30.8%
Alphabet, Cl A *	1,610	1,274,056
Apple	11,750	1,224,468
Broadridge Financial Solutions	4,690	317,419
Brocade Communications Systems	7,100	66,030
Cadence Design Systems *	7,850	188,793
Check Point Software Technologies *	2,755	211,804

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Cisco Systems	4,540	$138,606
Citrix Systems *	2,500	222,825
Convergys	8,225	219,196
CoreLogic *	5,315	214,088
Electronic Arts *	4,370	333,518
Facebook, Cl A *	7,635	946,282
First Data, Cl A *	10,750	133,300
Fiserv *	2,945	325,010
Maxim Integrated Products	5,725	233,466
Micron Technology *	7,745	106,416
Microsoft	14,120	800,322
QUALCOMM	4,580	286,616
Vantiv, Cl A *	4,350	238,250
VeriSign *	1,985	171,921
Visa, Cl A	6,930	540,887

		8,193,273

MATERIALS — 2.5%
Berry Plastics Group *	2,760	113,160
Eastman Chemical	2,140	139,592
LyondellBasell Industries, Cl A	1,970	148,262
Sherwin-Williams	890	266,760

		667,774

TELECOMMUNICATION SERVICES — 1.4%
Verizon Communications	6,910	382,883

Total Common Stock (Cost $24,272,331)		25,914,639

RIGHTS — 0.0%
	Number Of Rights
Dyax, Expires 12/31/19*	4,700	—

Total Rights (Cost $–)		—

Total Investments — 97.4% (Cost $24,272,331)@		$25,914,639

Percentages based on Net Assets of $26,603,003.

*	Non-income producing security.

†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2016, all of the Fund’s investments in common stock were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles. The Fund’s investments in rights were considered Level 2.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

@ At July 31, 2016, the tax basis cost of the Fund’s investments was $24,272,331, and the unrealized appreciation and depreciation were $2,477,498 and $(835,190), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-003-0300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.5%
	Shares	Value
CONSUMER DISCRETIONARY — 6.9%
Best Buy	8,830	$296,688
Brunswick	2,594	128,714
DR Horton	7,734	254,294
General Motors	15,403	485,811
Sinclair Broadcast Group, Cl A	8,579	238,668
Williams-Sonoma	7,298	394,675

		1,798,850

CONSUMER STAPLES — 7.1%
Altria Group	11,901	805,698
Colgate-Palmolive	8,494	632,208
Dr Pepper Snapple Group	1,801	177,417
Whole Foods Market	8,038	244,998

		1,860,321

ENERGY — 11.8%
Chevron	2,228	228,325
Exxon Mobil	10,404	925,437
Frank’s International	6,803	83,813
Helmerich & Payne	5,141	318,588
Occidental Petroleum	2,476	185,031
Oceaneering International	9,360	260,957
Schlumberger	5,182	417,254
Statoil ADR	7,447	118,482
Tesoro	2,780	211,697
Valero Energy	6,139	320,947

		3,070,531

FINANCIALS — 24.0%
Apartment Investment & Management, Cl A ‡	6,265	288,002
Bank of America	45,408	657,962
Blackstone Mortgage Trust, Cl A ‡	8,594	249,312
Capital One Financial	5,089	341,370
Citigroup	7,615	333,613
Citizens Financial Group	5,607	125,204
Endurance Specialty Holdings	6,709	453,730
Goldman Sachs Group	1,575	250,125
JPMorgan Chase	12,742	815,107
KeyCorp	22,811	266,889
Morgan Stanley	6,861	197,117
PNC Financial Services Group	3,431	283,572
Prudential Financial	7,053	531,020
Sovran Self Storage ‡	1,795	183,754
Sun Communities ‡	3,261	258,108
SunTrust Banks	7,477	316,202

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Wells Fargo	14,808	$710,340

		6,261,427

HEALTH CARE — 14.1%
Amedisys *	4,149	222,179
Amgen	2,025	348,361
Cardinal Health	5,203	434,971
Gilead Sciences	4,107	326,383
ICON *	7,889	612,739
PAREXEL International *	10,358	692,432
Select Medical Holdings *	11,365	130,698
Shire ADR	685	132,972
UnitedHealth Group	5,343	765,117

		3,665,852

INDUSTRIALS — 7.8%
Alaska Air Group	3,027	203,475
Cintas	3,292	353,133
Cummins	2,766	339,582
Delta Air Lines	5,449	211,149
Eaton	8,508	539,492
Oshkosh	2,636	145,217
Snap-on	1,484	233,240

		2,025,288

INFORMATION TECHNOLOGY — 12.6%
Apple	3,741	389,850
Booz Allen Hamilton Holding, Cl A	15,354	474,131
Broadridge Financial Solutions	5,757	389,633
Cisco Systems	10,960	334,609
Intel	10,988	383,042
Maxim Integrated Products	5,716	233,098
Microsoft	6,923	392,396
Open Text	6,243	380,386
Western Union	15,909	318,180

		3,295,325

MATERIALS — 2.0%
Huntsman	8,360	129,246
LyondellBasell Industries, Cl A	3,539	266,345
WestRock	3,179	136,411

		532,002

TELECOMMUNICATION SERVICES — 3.0%
AT&T	9,679	419,003
CenturyLink	6,290	197,758
Verizon Communications	2,855	158,196

		774,957

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — 5.2%
Entergy	4,565	$371,545
Exelon	10,225	381,189
Great Plains Energy	12,205	363,465
Public Service Enterprise Group	5,340	245,693

		1,361,892

Total Common Stock (Cost $24,069,898)		24,646,445

Total Investments — 94.5% (Cost $24,069,898)@		$24,646,445

Percentages based on Net Assets of $26,088,623.

*	Non-income producing security.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

@ At July 31, 2016, the tax basis cost of the Fund’s investments was $24,069,898, and the unrealized appreciation and depreciation were $1,408,856 and $(832,309), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-004-0300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%
	Shares	Value
CONSUMER DISCRETIONARY — 14.0%
American Axle & Manufacturing Holdings *	17,338	$301,855
Big Lots	10,560	561,580
Bloomin’ Brands	14,780	265,744
Boyd Gaming *	17,510	343,371
Brunswick	2,960	146,875
Caleres	9,570	251,882
Helen of Troy *	3,150	313,772
JC Penney *	17,375	167,843
Marcus	9,405	208,321
Nautilus *	28,781	542,234
New Media Investment Group	26,585	469,491
Pool	3,270	334,456
Potbelly *	22,820	297,345
Ruth’s Hospitality Group	36,040	575,558
Sequential Brands Group *	34,120	277,396
Tenneco *	7,000	395,640
Tile Shop Holdings *	14,405	245,605
Urban Outfitters *	8,190	244,881

		5,943,849

CONSUMER STAPLES — 1.5%
Amplify Snack Brands *	19,915	283,988
Central Garden & Pet, Cl A *	16,096	366,828

		650,816

ENERGY — 2.2%
Dril-Quip *	3,450	187,784
Oceaneering International	5,390	150,273
Rowan, Cl A	23,285	354,863
Tallgrass Energy Partners (A)	4,890	231,248

		924,168

FINANCIALS — 23.8%
1st Source	5,840	196,282
American Equity Investment Life Holding	18,150	289,130
Banner	5,790	241,675
Beneficial Bancorp	13,595	184,348
Blue Hills Bancorp	9,945	141,716
Cardinal Financial	12,380	318,909
Cathay General Bancorp	7,490	224,550
Cohen & Steers	5,335	229,939
Customers Bancorp *	13,330	343,114
DCT Industrial Trust ‡	8,048	404,171
Dime Community Bancshares	10,990	190,127

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Employers Holdings	12,830	$365,911
Evercore Partners, Cl A	5,240	265,510
Federated National Holding	8,940	187,293
First Defiance Financial	5,380	224,292
First Industrial Realty Trust ‡	11,560	340,673
First Merchants	7,190	188,378
Glacier Bancorp	12,880	355,230
Great Southern Bancorp	4,486	175,851
Hanmi Financial	12,630	309,688
Investors Bancorp	27,920	317,171
Monogram Residential Trust ‡	65,073	696,932
Popular	9,240	311,296
Ryman Hospitality Properties ‡	4,070	228,897
Selective Insurance Group	8,655	338,930
Starwood Property Trust ‡	14,580	317,844
STORE Capital ‡	24,390	760,724
Sun Communities ‡	3,920	310,268
TriCo Bancshares	9,137	237,745
Urban Edge Properties ‡	12,380	370,286
Washington Federal	15,130	378,250
Xenia Hotels & Resorts ‡	33,745	606,060

		10,051,190

HEALTH CARE — 17.7%
Allscripts Healthcare Solutions *	21,065	297,438
AMN Healthcare Services *	8,370	354,051
Cambrex *	4,660	244,231
Cepheid *	7,270	256,849
Dynavax Technologies *	6,875	106,081
Emergent BioSolutions *	2,900	96,831
FibroGen *	11,230	214,830
HealthSouth	13,250	570,413
Hill-Rom Holdings	4,680	250,052
Horizon Pharma *	12,785	246,623
Impax Laboratories *	6,630	208,315
INC Research Holdings, Cl A *	14,520	646,284
LHC Group *	6,040	273,370
Merit Medical Systems *	29,365	688,316
Merrimack Pharmaceuticals *	32,815	190,327
MiMedx Group *	28,085	210,357
Molina Healthcare *	8,450	480,045
PAREXEL International *	6,390	427,172
PharMerica *	9,340	248,070
Prestige Brands Holdings *	10,655	570,042
Repligen *	7,765	222,079
Retrophin *	23,855	427,720

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Vanda Pharmaceuticals *	20,615	$235,011

		7,464,507

INDUSTRIALS — 13.5%
Aircastle	29,666	659,178
Allegiant Travel, Cl A	1,380	179,083
Brady, Cl A	7,340	235,908
Deluxe	6,100	412,299
EMCOR Group	7,978	444,375
General Cable	17,195	253,282
Griffon	26,650	456,781
H&E Equipment Services	15,130	281,721
Hawaiian Holdings *	3,851	175,336
MRC Global *	40,854	540,498
Multi-Color	3,650	235,717
Swift Transportation, Cl A *	28,145	541,791
Tetra Tech	6,525	214,868
Timken	18,095	605,278
TrueBlue *	12,175	271,868
Wabash National *	14,930	216,186

		5,724,169

INFORMATION TECHNOLOGY — 17.0%
ACI Worldwide *	11,570	229,202
Aspen Technology *	9,810	410,940
Cardtronics *	8,265	363,577
Cirrus Logic *	7,825	380,217
Convergys	10,770	287,021
CoreLogic *	8,325	335,331
ePlus *	3,610	303,637
Gigamon *	8,350	390,112
Globant *	7,945	335,200
j2 Global	4,460	298,107
Luxoft Holding, Cl A *	4,635	273,094
Methode Electronics	9,795	343,119
Mitek Systems *	13,225	99,849
Novanta *	19,220	301,946
Orbotech *	10,840	309,265
Rudolph Technologies *	40,555	714,579
Science Applications International	6,280	381,572
Travelport Worldwide	25,050	337,925
VASCO Data Security International *	18,330	306,294
Vishay Intertechnology	38,800	517,204
Web.com Group *	15,755	297,139

		7,215,330

COMMON STOCK — continued
	Shares	Value
MATERIALS — 4.7%
Cabot	11,980	$583,306
Koppers Holdings *	10,285	325,212
Neenah Paper	3,672	276,979
Owens-Illinois *	16,980	319,054
PolyOne	8,550	299,849
Rayonier Advanced Materials	14,930	205,586

		2,009,986

UTILITIES — 3.1%
Black Hills	5,340	336,687
ONE Gas	5,175	336,168
PNM Resources	9,640	331,230
Southwest Gas	4,259	330,073

		1,334,158

Total Common Stock (Cost $38,681,947)		41,318,173

RIGHTS — 0.0%
	Number Of Rights
Dyax, Expires 12/31/19*	5,615	—

Total Rights (Cost $–)		—

Total Investments — 97.5% (Cost $38,681,947)@		$41,318,173

Percentages based on Net Assets of $42,376,605.

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security considered Master Limited Partnership. At July 31, 2016, this security amounted to $231,248 or 0.55% of net assets.

Cl — Class

As of July 31, 2016, all of the Fund’s investments in common stock were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles. The Fund’s investments in rights were considered Level 2.

For the period ended July 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

@ At July 31, 2016, the tax basis cost of the Fund’s investments was $38,681,947, and the unrealized appreciation and depreciation were $4,060,812 and $(1,424,586), respectively.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
JULY 31, 2016 (Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-005-0300

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.3%
	Shares	Value
AUSTRALIA — 4.5%
Caltex Australia	16,400	$413,278
Harvey Norman Holdings	170,000	625,285
Macquarie Group	13,500	763,189

		1,801,752

AUSTRIA — 1.4%
OMV	21,000	557,957

BRAZIL — 3.5%
Banco do Brasil	78,000	507,587
JBS	120,000	403,405
Vale ADR, Cl B	83,800	481,850

		1,392,842

CANADA — 4.8%
Canadian Imperial Bank of Commerce	10,000	759,699
George Weston	5,500	488,477
Open Text	11,300	688,567

		1,936,743

CHINA — 2.0%
CNOOC ADR	6,850	824,672

CZECH REPUBLIC — 1.7%
CEZ	36,000	679,946

DENMARK — 3.9%
Danske Bank	26,100	709,227
Pandora	3,000	390,468
Vestas Wind Systems	6,500	453,683

		1,553,378

FINLAND — 1.8%
UPM-Kymmene	35,700	735,593

FRANCE — 4.3%
BNP Paribas	11,800	585,152
Christian Dior	3,700	669,098
Veolia Environnement	21,500	477,377

		1,731,627

GERMANY — 6.1%
Allianz	5,100	731,545
Deutsche Lufthansa	42,000	499,145
Infineon Technologies	31,000	512,941
METRO	22,500	723,964

		2,467,595

COMMON STOCK — continued
	Shares	Value
HONG KONG — 7.7%
China Construction Bank	881,500	$590,818
Hang Seng Bank	33,900	605,170
PCCW	872,000	635,028
Tencent Holdings	23,400	562,500
Wharf Holdings	101,900	702,020

		3,095,536

INDIA — 3.3%
ICICI Bank ADR	55,300	419,174
Tata Motors ADR	24,000	907,920

		1,327,094

ISRAEL — 3.0%
Bank Hapoalim	52,819	268,895
Bank Leumi Le-Israel *	18,954	68,297
Nice	12,200	853,104

		1,190,296

JAPAN — 18.7%
Ajinomoto	30,000	775,763
Canon	12,600	362,434
Central Japan Railway	4,000	753,467
Fuji Heavy Industries	15,000	590,238
Honda Motor	8,900	247,849
Hoya	19,000	684,324
ITOCHU	55,100	633,163
Kobe Steel	471,000	415,446
Mizuho Financial Group	392,000	641,968
Nexon	29,000	437,693
Nippon Telegraph & Telephone	20,000	956,730
Otsuka Holdings	14,000	671,495
Tokio Marine Holdings	10,000	395,943

		7,566,513

NETHERLANDS — 2.5%
Koninklijke Ahold Delhaize ADR	41,681	992,431

NORWAY — 1.5%
Norsk Hydro	139,000	593,586

SINGAPORE — 2.3%
United Overseas Bank	24,200	328,515
Wilmar International	252,300	581,492

		910,007

SOUTH AFRICA — 1.0%
Sasol ADR	15,000	400,350

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — 5.6%
Korea Electric Power ADR	29,000	$788,510
KT ADR	26,000	396,760
LG Display ADR	37,000	516,520
Shinhan Financial Group ADR	16,100	574,609

		2,276,399

SPAIN — 4.0%
ACS Actividades de Construccion y Servicios	23,605	676,917
Repsol	74,010	932,934

		1,609,851

SWEDEN — 0.9%
Svenska Cellulosa SCA, Cl B	12,000	356,901

SWITZERLAND — 2.9%
Actelion	4,000	709,451
Swiss Re	5,700	478,431

		1,187,882

UNITED KINGDOM — 8.9%
Anglo American	32,800	360,514
Berkeley Group Holdings	12,900	458,056
Experian	30,650	599,127
ITV	125,600	325,802
Marks & Spencer Group	80,000	338,062
Sage Group	100,800	950,503
Wm Morrison Supermarkets	246,000	604,907

		3,636,971

Total Common Stock (Cost $39,898,714)		38,825,922

Total Investments — 96.3% (Cost $39,898,714)@		$38,825,922

Percentages are based on Net Assets of $40,318,762.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of inputs used as of July 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$1,801,752	$—	$—	$1,801,752
Austria	557,957	—	—	557,957
Brazil	1,392,842	—	—	1,392,842
Canada	1,936,743	—	—	1,936,743
China	824,672	—	—	824,672
Czech Republic	679,946	—	—	679,946
Denmark	1,553,378	—	—	1,553,378
Finland	735,593	—	—	735,593
France	1,731,627	—	—	1,731,627
Germany	2,467,595	—	—	2,467,595
Hong Kong	3,095,536	—	—	3,095,536
India	1,327,094	—	—	1,327,094
Israel	—	1,190,296	—	1,190,296
Japan	7,566,513	—	—	7,566,513
Netherlands	992,431	—	—	992,431
Norway	593,586	—	—	593,586
Singapore	910,007	—	—	910,007
South Africa	400,350	—	—	400,350
South Korea	2,276,399	—	—	2,276,399
Spain	1,609,851	—	—	1,609,851
Sweden	356,901	—	—	356,901
Switzerland	1,187,882	—	—	1,187,882
United Kingdom	3,636,971	—	—	3,636,971
Total Common Stock	37,635,626	1,190,296	—	38,825,922
Total Investments in Securities	$37,635,626	$1,190,296	$—	$38,825,922

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of July 31, 2016, securities with a total value $1,190,296 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1, Level 2 and/or Level 3 assets for the period ended July 31, 2016. All transfers, if any, were considered to have occurred as of the end of the period.

@ At July 31, 2016, the tax basis cost of the Fund’s investments was $39,898,714, and the unrealized appreciation and depreciation were $2,522,212 and $(3,595,004), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-006-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016